Parent-Only Financial Statements, Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by operating activities	$ 14,772	$ 17,529	$ 57,641
Available-for-sale securities:
Sales proceeds	25,431	6,089	2,837
Prepayments and maturities	33,912	37,257	50,737
Purchases	(79,778)	(44,807)	(89,474)
Loans:
Other, net	(2,088)	(741)	581
Net cash used by investing activities	(107,235)	(128,380)	(153,492)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	34,010	8,035	(3,390)
Long-term debt:
Proceeds from issuance	43,030	42,154	53,227
Repayment	(27,333)	(15,829)	(25,423)
Preferred stock:
Proceeds from issuance	2,972	2,775	3,145
Cash dividends paid	(1,426)	(1,235)	(1,017)
Common stock warrants repurchased	(49)	(9)	0
Common stock:
Repurchased	(8,697)	(9,414)	(5,356)
Proceeds from issuance	1,726	1,840	2,224
Cash dividends paid	(7,400)	(6,908)	(5,953)
Excess tax benefits related to stock option payments	453	453	271
Other, net	33	51	136
Net cash provided by financing activities	92,003	110,503	93,910
Net change in cash and due from banks	(460)	(348)	(1,941)
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by operating activities	12,337	18,019	8,607
Available-for-sale securities:
Sales proceeds	5,345	1,196	3,606
Loans:
Net repayments from (advances to) subsidiaries	460	(2,199)	655
Capital notes and term loans made to subsidiaries	(29,860)	(11,275)	(6,700)
Principal collected on notes/loans made to subsidiaries	301	2,526	1,472
Net increase in investment in subsidiaries	(1,283)	(1,096)	(1,188)
Other, net	714	470	461
Net cash used by investing activities	(32,032)	(20,392)	(7,698)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	2,084	2,314	6,732
Long-term debt:
Proceeds from issuance	31,487	22,627	18,714
Repayment	(9,194)	(8,659)	(13,096)
Preferred stock:
Proceeds from issuance	2,972	2,775	3,145
Cash dividends paid	(1,426)	(1,235)	(1,017)
Common stock:
Repurchased	(8,697)	(9,414)	(5,356)
Proceeds from issuance	1,726	1,840	2,224
Cash dividends paid	(7,400)	(6,908)	(5,953)
Excess tax benefits related to stock option payments	453	453	271
Other, net	10	37	114
Net cash provided by financing activities	12,015	3,830	5,778
Net change in cash and due from banks	(7,680)	1,457	6,687
Cash and due from banks at beginning of year	43,846	42,389	35,702
Cash and due from banks at end of year	36,166	43,846	42,389
Parent Company [Member] | Subsidiary Banks [Member]
Available-for-sale securities:
Prepayments and maturities	7,750	25	0
Purchases	(12,750)	(10,025)	0
Common stock:
Cash and due from banks at beginning of year	43,843
Cash and due from banks at end of year	36,162	43,843
Parent Company [Member] | Nonaffiliates [Member]
Available-for-sale securities:
Prepayments and maturities	0	0	12
Purchases	(2,709)	(14)	$ (6,016)
Common stock:
Cash and due from banks at beginning of year	3
Cash and due from banks at end of year	$ 4	$ 3